Restricted stock units (RSUs) (Details) - Restricted Stock Units (RSUs) [Member]	3 Months Ended
Mar. 31, 2019 $ / shares shares
Balance, No. of Units (Beginning) | shares	0
RSUs granted during the year | shares	262,869
Balance, No. of Units (Ending) | shares	262,869
Balance, Weighted average exercise price | $ / shares	$ 0
RSUs granted during the year | $ / shares	4.79
Balance, Weighted average exercise price | $ / shares	$ 4.79